Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events
2 7 .	Subsequent events
a) Starting in January 2020, there was an outbreak of coronavirus in China and it rapidly spread globally. In March 2020, the World Health Organization declared COVID-19 as a global pandemic. Based on the Company’s preliminary assessment, there was no significant impact on the results of operation and financial position of the Group subsequent to the year ended 31 December 2019 and up to the date of the issuance of the consolidated financial statements. However, due to the evolving situation and global spread, there remains a high degree of uncertainty in the long-term impact to the group. The Group will continue to evaluate the impact on the results of operation and financial position of the Group and react actively as the situation evolves.
b) On April 3, 2020, JOYY has transferred 16,523,819 Class B ordinary shares of Huya to Tencent for an aggregate purchase price of approximately US$262,563 in cash, pursuant to Tencent’s exercise of its option to purchase additional shares of Huya from JOYY. Upon the closing of the share transfer, Tencent’s voting power in Huya has been increased to 50.1% on a fully-diluted basis, or 50.9% calculated based on the total issued and outstanding shares of Huya, and will then consolidate financial statements of Huya, while JOYY holds 68,374,463 Class B ordinary shares of Huya, representing approximately 43.0% of the total voting power calculated based on the total issued and outstanding shares of Huya.
Pursuant to the 2017 Share Incentive Plan and option agreements with grantees, all of the share options shall be deemed vested and exercisable immediately in the event of a change of control, regardless of the vesting schedule. Accordingly, upon the aforementioned share transfer, options to purchase 8,343,527 Class A ordinary shares have been deemed vested and exercisable immediately, and share-based compensation expense of RMB
57.7

million has been immediately recognized.